Off-balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 7,001,365	$ 7,311,215
Values to be Credited	10,518,835	9,197,463
Values for Collection	$ 85,197,420	$ 52,424,444